UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23887

Roundhill ETF Trust

(Exact name of registrant as specified in charter)

154 West 14th Street, 2nd Floor

New York, NY 10011

(Address of principal executive offices) (Zip code)

Will Hershey, President

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, NY 10011

(Name and address of agent for service)

(646) 661-5441

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Roundhill Bitcoin Covered Call Strategy ETF
YBTC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Bitcoin Covered Call Strategy ETF	$115	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”).
The Fund will sell Bitcoin ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Bitcoin ETFs beyond a certain point. If the value of the Bitcoin ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Bitcoin ETFs appreciates in value beyond the strike price of one or more of the Bitcoin ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETFs and the sold Bitcoin ETF Call Options) will limit the Fund’s participation in gains of the Bitcoin ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETFs into current income. It is expected that the Bitcoin ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 17, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 54.28% and 52.74%, respectively. Solactive GBS Global Markets All Cap USD Index TR returned 19.46% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
Roundhill Bitcoin Covered Call Strategy ETF NAV	52.74
Solactive GBS Global Markets All Cap USD Index TR	19.46
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$82,363,631
Number of Holdings	5
Net Advisory Fee	$310,700
Portfolio Turnover	0%
30-Day SEC Yield	3.24%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	85.7%
First American Government Obligations Fund	12.8%
iShares Bitcoin Trust ETF	-9.6%

Security Type	(%)
U.S. Treasury Bills	85.7%
Money Market Funds	12.8%
Purchased Options	2.0%
Written Options	-11.6%
Cash & Other	11.1%

Industry	(%)
Other Investment Pools and Funds	1.6%
Cash & Other	98.4%
Changes to the Fund’s Principal Investment Strategy:
Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X502

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 3	TSR-AR-77926X502

Roundhill China Dragons ETF
DRAG (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill China Dragons ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill China Dragons ETF	$13	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill China Dragons ETF (the “Fund”) seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the “China Dragons”). The Fund seeks exposure to each issuer in its portfolio through direct holdings of American Depositary Receipts (“ADRs”), or through synthetic exposure provided by derivative instruments, such as swap agreements or forward contracts, on ADRs. The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
PERFORMANCE
The following information pertains to the fiscal period of October 2, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by 15.07% and 15.07%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned -0.39% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill China Dragons ETF	PAGE 1	TSR-AR-77926X874

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/02/2024)
Roundhill China Dragons ETF NAV	-15.07
Solactive GBS Global Markets All Cap USD Index TR	-0.39
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$48,929,949
Number of Holdings	20
Net Advisory Fee	$92,350
Portfolio Turnover	13%
30-Day SEC Yield	4.17%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	112.5%
Xiaomi Corp.	4.8%
NetEase, Inc.	4.1%
Meituan	4.0%
First American Government Obligations Fund	2.7%
Baidu, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.1%
JD.com, Inc.	1.0%
BYD Co. Ltd.	0.9%

Top Sectors	(%)
Communications	27.4%
Technology	4.9%
Consumer, Cyclical	2.6%
Cash & Other	65.1%

Top Ten Countries	(%)
United States	98.0%
China	31.2%
Ireland	3.7%
Cash & Other	-32.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill China Dragons ETF	PAGE 2	TSR-AR-77926X874

Roundhill Daily 2X Long Magnificent Seven ETF
MAGX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily 2X Long Magnificent Seven ETF	$113	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”) seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Roundhill Magnificent Seven ETF (the “Magnificent Seven ETF”) over a single trading day. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.
PERFORMANCE
The following information pertains to the fiscal period of February 28, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 86.58% and 83.03%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 12.22% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 1	TSR-AR-77926X700

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2024)
Roundhill Daily 2X Long Magnificent Seven ETF NAV	83.03
Solactive GBS Global Markets All Cap USD Index TR	12.22
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$57,156,444
Number of Holdings	4
Net Advisory Fee	$138,538
Portfolio Turnover	0%
30-Day SEC Yield	2.56%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	81.9%
United States Overnight Bank Funding Rate	15.0%
First American Government Obligations Fund	5.1%
Roundhill Magnificent Seven ETF	-0.1%

Security Type	(%)
U.S. Treasury Bills	81.9%
Total Return Swaps	15.0%
Money Market Funds	5.1%
Cash & Other	-2.0%

Industry	(%)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 2	TSR-AR-77926X700

Roundhill Ether Covered Call Strategy ETF
YETH (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ether Covered Call Strategy ETF	$35	0.96%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Ether Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange (each, an “Ether ETF”). Currently, the Fund seeks to provide such exposure through options contracts that reference one or more Ether ETFs that invest principally in ether futures contracts (each, an “Ether Futures ETF”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether Futures ETF as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts that utilize an Ether ETF as the reference asset.
The Fund will sell call options that reference an Ether Futures ETF at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of an Ether Futures ETF’s share price beyond a certain point. If the share price of an Ether Futures ETF increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if an Ether Future ETF’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Ether Futures ETF and the sold Ether Futures ETF call positions) will limit the Fund’s participation in gains of an Ether Future ETF’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of an Ether Futures ETF into current income. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of September 3, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 25.24% and 23.92%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 2.94% over the same period.
Roundhill Ether Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X841

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/03/2024)
Roundhill Ether Covered Call Strategy ETF NAV	23.92
Solactive GBS Global Markets All Cap USD Index TR	2.94
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$11,543,971
Number of Holdings	5
Net Advisory Fee	$15,785
Portfolio Turnover	0%
30-Day SEC Yield	3.16%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	79.8%
First American Government Obligations Fund	19.9%
Proshares Ether Strategy ETF	-8.2%

Top Sectors	(%)
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Ether Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ether Covered Call Strategy ETF	PAGE 3	TSR-AR-77926X841

Roundhill GLP-1 & Weight Loss ETF
OZEM (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill GLP-1 & Weight Loss ETF	$36	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill GLP-1 & Weight Loss ETF (the “Fund”) pursues its investment objective by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss (“GLP-1 & Weight Loss Drugs”). The Fund will focus its investments in the securities of companies that are the acknowledged leaders in the development of GLP-1 & Weight Loss Drugs, which it defines as those companies that have GLP-1 & Weight Loss Drugs currently undergoing Phase I, Phase II, and/or Phase III of U.S. Food & Drug Administration (“FDA”) clinical trials and in securities of companies with GLP-1 & Weight Loss Drugs that have been approved by the FDA (“GLP-1 & Weight Loss Companies”). For non-U.S. companies that are not subject to oversight by the FDA, the Fund may classify such company as a GLP-1 & Weight Loss Company if that company’s GLP-1 & Weight Loss Drug is currently undergoing clinical trials subject to regulatory oversight by that company’s applicable food and drug regulator or if that company’s GLP-1 & Weight Loss Drug has been approved by the company’s applicable food and drug regulator.
PERFORMANCE
The following information pertains to the fiscal period of May 20, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by 3.31% and 3.11%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 6.31% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Roundhill GLP-1 & Weight Loss ETF	PAGE 1	TSR-AR-77926X882

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/20/2024)
Roundhill GLP-1 & Weight Loss ETF NAV	-3.11
Solactive GBS Global Markets All Cap USD Index TR	6.31
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$39,790,254
Number of Holdings	29
Net Advisory Fee	$142,005
Portfolio Turnover	37%
30-Day SEC Yield	0.76%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Eli Lilly & Co.	16.1%
Novo Nordisk AS	15.2%
Roche Holding AG	5.3%
Zealand Pharma AS	4.7%
AstraZeneca PLC	4.4%
Chugai Pharmaceutical Co. Ltd.	4.4%
Amgen, Inc.	3.9%
Innovent Biologics, Inc.	3.8%
Pfizer, Inc.	3.8%
Viking Therapeutics, Inc.	3.5%

Top Sectors	(%)
Consumer, Non-cyclical	99.9%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill GLP-1 & Weight Loss ETF	PAGE 2	TSR-AR-77926X882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill GLP-1 & Weight Loss ETF	PAGE 3	TSR-AR-77926X882

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
QDTE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$86	0.96%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Innovation-100 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index (the “Innovation-100 Index”). The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Innovation-100 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Innovation-100 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options.  However, a significant portion of the weekly distributions may be characterized as a return of capital.
PERFORMANCE
The following information pertains to the fiscal period of March 6, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 17.90% and 17.93%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 11.01% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X304

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/06/2024)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV	17.93
Solactive GBS Global Markets All Cap USD Index TR	11.01
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$665,719,321
Number of Holdings	6
Net Advisory Fee	$1,870,525
Portfolio Turnover	12%
30-Day SEC Yield	-0.59%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	91.1%
First American Government Obligations Fund	9.2%
NASDAQ 100 Index	0.0%

Security Type	(%)
Purchased Options	91.0%
Money Market Funds	9.2%
Written Options	0.0%
Cash & Other	-0.2%
Fund Name Change:
Effective July 22, 2024, the Fund’s name changed to “Roundhill Innovation-100 0DTE Covered Call Strategy ETF” from “Roundhill N-100 0DTE Covered Call Strategy ETF.”
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X304

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 3	TSR-AR-77926X304

Roundhill S&P 500 0DTE Covered Call Strategy ETF
XDTE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$86	0.96%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill S&P 500 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500 Index. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.
PERFORMANCE
The following information pertains to the fiscal period of March 6, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 17.79% and 17.83%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 11.01% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X205

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/06/2024)
Roundhill S&P 500 0DTE Covered Call Strategy ETF NAV	17.83
Solactive GBS Global Markets All Cap USD Index TR	11.01
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$299,620,666
Number of Holdings	6
Net Advisory Fee	$706,557
Portfolio Turnover	2%
30-Day SEC Yield	-0.56%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
S&P 500 Index	90.7%
First American Government Obligations Fund	9.0%

Security Type	(%)
Purchased Options	90.7%
Money Market Funds	9.0%
Written Options	0.0%
Cash & Other	0.3%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X205

Roundhill S&P 500 Target 20 Managed Distribution ETF
XPAY (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 Target 20 Managed Distribution ETF	$8	0.49%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill S&P 500 Target 20 Managed Distribution ETF (the “Fund) seeks to provide exposure to the return of the S&P 500 Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500 Index through purchases of FLexible EXchange call options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.
PERFORMANCE
The following information pertains to the fiscal period of October 30, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 1.28% and 1.26%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned -0.26% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Roundhill S&P 500 Target 20 Managed Distribution ETF	PAGE 1	TSR-AR-77926X858

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2024)
Roundhill S&P 500 Target 20 Managed Distribution ETF NAV	1.26
Solactive GBS Global Markets All Cap USD Index TR	-0.26
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,860,420
Number of Holdings	5
Net Advisory Fee	$2,979
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
SPDR S&P 500 ETF ust	94.4%
SPDR Portfolio S&P 500 ETF	5.4%
First American Government Obligations Fund	0.1%

Top Sectors	(%)
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 Target 20 Managed Distribution ETF	PAGE 2	TSR-AR-77926X858

Roundhill Small Cap 0DTE Covered Call Strategy ETF
RDTE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Small Cap 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Small Cap 0DTE Covered Call Strategy ETF	$31	0.97%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Small Cap 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index (the “Small Cap Index”). The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Small Cap Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Small Cap Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.
PERFORMANCE
The following information pertains to the fiscal period of September 9, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 8.90% and 8.94%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 4.48% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Roundhill Small Cap 0DTE Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X825

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2024)
Roundhill Small Cap 0DTE Covered Call Strategy ETF NAV	8.94
Solactive GBS Global Markets All Cap USD Index TR	4.48
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$172,327,848
Number of Holdings	4
Net Advisory Fee	$249,633
Portfolio Turnover	0%
30-Day SEC Yield	-0.52%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Russell 2000 Index	89.3%
First American Government Obligations Fund	6.5%

Top Sectors	(%)
Finance and Insurance	0.0%
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Small Cap 0DTE Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X825

(b)	Not applicable.

Item 2. Code of Ethics.

Roundhill ETF Trust (the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Felix Rivera is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$132,150	$13,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$32,500	$3,000
(d) All Other Fees	$8,285	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The Trustees of the Board of Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), comprise the Registrant’s audit committee.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Bitcoin Covered Call Strategy ETF (YBTC)
Roundhill China Dragons ETF (DRAG)
Roundhill Daily 2X Long Magnificent Seven ETF (MAGX)
Roundhill Ether Covered Call Strategy ETF (YETH)
Roundhill GLP-1 & Weight Loss ETF (OZEM)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE)
Roundhill S&P 500 0DTE Covered Call Strategy ETF (XDTE)
Roundhill S&P 500 Target 20 Managed Distribution ETF (XPAY)
Roundhill Small Cap 0DTE Covered Call Strategy ETF (RDTE)
Annual Financial Statements & Other Information
December 31, 2024

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.9%
Call Options - 1.9%
iShares Bitcoin Trust ETF, Expiration: 01/17/2025; Exercise Price: $58.00(a)(b)(e)	$82,063,045	15,469	$1,585,572
TOTAL PURCHASED OPTIONS (Cost $6,216,521)			1,585,572
		Shares
SHORT-TERM INVESTMENTS - 96.4%
Money Market Funds - 12.5%
First American Government Obligations Fund - Class X, 4.56%(c)		10,282,046	10,282,046
		Par
U.S. Treasury Bills - 83.9%
4.37%, 01/02/2025(d)		$69,140,000	69,131,627
TOTAL SHORT-TERM INVESTMENTS (Cost $79,413,673)			79,413,673
TOTAL INVESTMENTS - 98.3% (Cost $85,630,194)			$80,999,245
Liabilities in Excess of Other Assets - 1.7%			1,364,386
TOTAL NET ASSETS - 100.0%			$82,363,631

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	All or a portion of this security is held by the Roundhill Bitcoin Covered Call Strategy ETF Cayman Ltd.
The accompanying notes are an integral part of these financial statements.

1

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.6)%
Call Options - (0.4)%
iShares Bitcoin Trust ETF, Expiration: 01/03/2025; Exercise Price: $56.00(a)(b)(c)	$(82,063,045)	(15,469)	$(270,708)
Put Options - (11.2)%
iShares Bitcoin Trust ETF, Expiration: 01/17/2025; Exercise Price: $58.00(a)(b)(c)	(82,063,045)	(15,469)	(9,049,365)
TOTAL WRITTEN OPTIONS (Premiums received $7,424,006)			$(9,320,073)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	All or a portion of this security is held by the Roundhill Bitcoin Covered Call Strategy ETF Cayman Ltd.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,585,572	$ —	$1,585,572
Money Market Funds	10,282,046	—	—	10,282,046
U.S. Treasury Bills	—	69,131,627	—	69,131,627
Total Investments	$10,282,046	$70,717,199	$—	$80,999,245
Liabilities:
Investments:
Written Options	$—	$(9,320,073)	$—	$(9,320,073)
Total Investments	$—	$(9,320,073)	$—	$(9,320,073)

Refer to the Consolidated Schedule of Investments and Consolidated Schedule of Written Options for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

ROUNDHILL CHINA DRAGONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 34.9%
Auto Manufacturers - 2.6%
BYD Co. Ltd. - ADR	18,939	$1,287,284
Internet - 24.2%
Alibaba Group Holding Ltd. - ADR	23,144	1,962,380
Baidu, Inc. - ADR(a)	22,326	1,882,305
JD.com, Inc. - ADR	53,379	1,850,650
Meituan - ADR(a)	79,240	3,075,304
PDD Holdings, Inc. - ADR(a)	18,903	1,833,402
Tencent Holdings Ltd. - ADR	23,475	1,248,401
		11,852,442
Software - 4.9%
NetEase, Inc. - ADR	26,934	2,402,782
Telecommunications - 3.2%
Xiaomi Corp. - ADR(a)	71,237	1,557,241
TOTAL COMMON STOCKS (Cost $19,567,577)		17,099,749
SHORT-TERM INVESTMENTS - 115.4%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 4.56%(b)	1,300,591	1,300,591
	Par
U.S. Treasury Bills - 112.7%
4.43%, 01/02/2025(c)(d)	$55,149,000	55,142,244
TOTAL SHORT-TERM INVESTMENTS (Cost $56,442,835)		56,442,835
TOTAL INVESTMENTS - 150.3% (Cost $76,010,412)		$73,542,584
Liabilities in Excess of Other Assets - (50.3)%		(24,612,635)
TOTAL NET ASSETS - 100.0%		$48,929,949

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	The rate shown is the annualized effective yield as of December 31, 2024.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

3

ROUNDHILL CHINA DRAGONS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2024

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	$3,502,929	$(1,356,783)
Baidu, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	3,557,208	(1,257,838)
BYD Co. Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	4,091,182	(857,120)
JD.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	3,637,022	(1,363,320)
Meituan	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	2,347,462	(1,110,964)
NetEase, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	3,017,528	(373,205)
PDD Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	3,738,771	(2,188,588)
Tencent Holdings Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	4,169,259	(732,460)
Xiaomi Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	3,816,363	798,642
Net Unrealized Appreciation (Depreciation)							$(8,441,636)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
OBFR - Overnight Bank Funding Rate was 4.33% as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$17,099,749	$—	$ —	$17,099,749
Money Market Funds	1,300,591	—	—	1,300,591
U.S. Treasury Bills	—	55,142,244	—	55,142,244
Total Investments	$18,400,340	$55,142,244	$—	$73,542,584
Other Financial Instruments:
Total Return Swaps*	—	798,642	—	798,642
Total Other Financial Instruments	$—	$798,642	$—	$798,642
Liabilities:
Other Financial Instruments:
Total Return Swaps*	—	(9,240,278)	—	(9,240,278)
Total Other Financial Instruments	$—	$(9,240,278)	$—	$(9,240,278)

*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

ROUNDHILL CHINA DRAGONS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2024 (Continued)
Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets) (Unaudited)

China	$15,266,347	31.2%
Ireland	1,833,402	3.7
United States	56,442,835	115.4
Liabilities in Excess of Other Assets	(24,612,635)	(50.3)
	$48,929,949	100.0%

The accompanying notes are an integral part of these financial statements.

5

ROUNDHILL DAILY 2X LONG MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS - 88.5%
Money Market Funds - 5.2%
First American Government Obligations Fund - Class X, 4.56%(a)	2,979,139	$2,979,139
	Par
U.S. Treasury Bills - 83.3%
4.33%, 01/02/2025 (b)(c)	$47,585,000	47,579,293
TOTAL SHORT-TERM INVESTMENTS (Cost $50,558,432)		50,558,432
TOTAL INVESTMENTS - 88.5% (Cost $50,558,432)		$50,558,432
Other Assets in Excess of Liabilities - 11.5%		6,598,012
TOTAL NET ASSETS - 100.0%		$57,156,444

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
(c)	All or a portion of the security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

6

Roundhill Daily 2X Long Magnificent Seven ETF
Schedule of Total Return Swap Contracts
December 31, 2024

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Roundhill Magnificent Seven ETF*	Goldman Sachs	Receive	OBFR + 1.20%	Termination	01/12/2026	$551,057	$(38,450)
Roundhill Magnificent Seven ETF*	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	03/31/2025	115,088,178	7,797,452
Net Unrealized Appreciation (Depreciation)							$7,759,002

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
OBFR - Overnight Bank Funding Rate was 4.33% as of December 31, 2024.
*	Affiliated Swap contract (Note 2).

	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	$2,979,139	$—	$—	$2,979,139
U.S. Treasury Bills	—	47,579,293	—	47,579,293
Total Investments	$2,979,139	$47,579,293	$—	$50,558,432
Other Financial Instruments:
Total Return Swaps*	—	7,797,452	—	7,797,452
Total Other Financial Instruments	$—	$7,797,452	$—	$7,797,452
Liabilities:
Other Financial Instruments:
Total Return Swaps*	—	(38,450)	—	(38,450)
Total Other Financial Instruments	$—	$(38,450)	$—	$(38,450)

*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

7

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.8%
Call Options - 5.8%
Proshares Ether Strategy ETF, Expiration: 01/17/2025; Exercise Price: $68.54(a)(b)	$11,432,746	1,742	$670,879
TOTAL PURCHASED OPTIONS (Cost $266,176)			670,879
		Shares
SHORT-TERM INVESTMENTS - 99.7%
Money Market Funds - 19.9%
First American Government Obligations Fund - Class X, 4.41%(c)		2,293,179	2,293,179
		Par
U.S. Treasury Bills - 79.8%
4.37%, 01/02/2025(d)		$9,218,000	9,216,885
TOTAL SHORT-TERM INVESTMENTS (Cost $11,510,064)			11,510,064
TOTAL INVESTMENTS - 105.5% (Cost $11,776,240)			$12,180,943
Liabilities in Excess of Other Assets - (5.5)%			(636,972)
TOTAL NET ASSETS - 100.0%			$11,543,971

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.0)%
Call Options - (4.3)%
Proshares Ether Strategy ETF, Expiration: 01/17/2025; Exercise Price: $71.97(a)(b)	$(11,432,746)	(1,742)	$(497,341)
Put Options - (9.7)%
Proshares Ether Strategy ETF, Expiration: 01/17/2025; Exercise Price: $68.54(a)(b)	(11,432,746)	(1,742)	(1,115,821)
TOTAL WRITTEN OPTIONS (Premiums received $993,142)			$(1,613,162)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$670,879	$—	$670,879
Money Market Funds	2,293,179	—	—	2,293,179
U.S. Treasury Bills	—	9,216,885	—	9,216,885
Total Investments	$2,293,179	$9,887,764	$—	$12,180,943
Liabilities:
Investments:
Written Options	$—	$(1,613,162)	$—	$(1,613,162)
Total Investments	$—	$(1,613,162)	$—	$(1,613,162)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

9

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Biotechnology - 31.1%(a)
Altimmune, Inc.(b)	159,573	$1,150,521
Amgen, Inc.	5,893	1,535,952
Biohaven Ltd.(b)	16,163	603,688
Caliway Biopharmaceuticals Co. Ltd.(b)	32,820	615,666
Gilead Sciences, Inc.	9,153	845,463
Gubra AS(b)	10,352	896,974
Innovent Biologics, Inc.(b)(c)	318,000	1,498,310
Keros Therapeutics, Inc.(b)	6,242	98,811
Regeneron Pharmaceuticals, Inc.(b)	1,466	1,044,276
Scholar Rock Holding Corp.(b)	18,887	816,296
Structure Therapeutics, Inc. - ADR(b)	40,435	1,096,597
Terns Pharmaceuticals, Inc.(b)	142,919	791,771
Viking Therapeutics, Inc.(b)	34,509	1,388,642
		12,382,967
Healthcare-Services - 1.3%
OPKO Health, Inc.(b)	351,896	517,287
Pharmaceuticals - 67.5%(a)
AstraZeneca PLC - ADR	26,979	1,767,664
Chugai Pharmaceutical Co. Ltd.	39,200	1,745,742
Corcept Therapeutics, Inc.(b)	9,334	470,340
CSPC Pharmaceutical Group Ltd.	844,000	519,355
Eli Lilly & Co.	8,282	6,393,704
Hanmi Pharm Co. Ltd.	6,946	1,323,475
Novo Nordisk AS - ADR	70,505	6,064,840
Pfizer, Inc.	56,398	1,496,239
Rhythm Pharmaceuticals, Inc.(b)	12,375	692,752
Roche Holding AG	7,426	2,093,620
Shionogi & Co. Ltd.	52,200	737,031
Takeda Pharmaceutical Co. Ltd. - ADR	61,500	814,260
United Laboratories International Holdings Ltd.	566,000	900,593
Zealand Pharma AS(b)	18,639	1,851,839
		26,871,454
TOTAL COMMON STOCKS (Cost $45,525,609)		39,771,708
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.56%(d)	34,370	34,370
TOTAL SHORT-TERM INVESTMENTS (Cost $34,370)		34,370
TOTAL INVESTMENTS - 100.0% (Cost $45,559,979)		$39,806,078
Liabilities in Excess of Other Assets - (0.0)%(e)		(15,824)
TOTAL NET ASSETS - 100.0%		$39,790,254

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,498,310 or 3.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

10

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,771,708	$—	$—	$39,771,708
Money Market Funds	34,370	—	—	34,370
Total Investments	$39,806,078	$—	$—	$39,806,078

Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets) (Unaudited)

United States	$18,976,709	47.7%
Denmark	8,813,653	22.2
Japan	3,297,033	8.2
Switzerland	2,093,620	5.3
China	2,017,665	5.1
United Kingdom	1,767,664	4.4
South Korea	1,323,475	3.3
Hong Kong	900,593	2.3
Taiwan	615,666	1.5
Liabilities in Excess of Other Assets	(15,824)	0.0(a)
	$39,790,254	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

11

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 91.0%
Call Options - 91.0%
Nasdaq 100 Stock Index(a)(b)
Expiration: 03/21/2025; Exercise Price: $1,696.69	$105,060,850	50	$96,628,284
Expiration: 06/20/2025; Exercise Price: $1,888.00	271,056,993	129	246,930,210
Expiration: 09/19/2025; Exercise Price: $1,850.10	203,818,049	97	186,167,307
Expiration: 12/19/2025; Exercise Price: $2,416.81	86,149,897	41	76,490,297
TOTAL PURCHASED OPTIONS (Cost $566,294,106)			606,216,098
		Shares
SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%
First American Government Obligations Fund - Class X, 4.56%(c)		61,043,893	61,043,893
TOTAL SHORT-TERM INVESTMENTS (Cost $61,043,893)			61,043,893
TOTAL INVESTMENTS - 100.2% (Cost $627,337,999)			$667,259,991
Liabilities in Excess of Other Assets - (0.2)%			(1,540,670)
TOTAL NET ASSETS - 100.0%			$665,719,321

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

12

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$606,216,098	$—	$606,216,098
Money Market Funds	61,043,893	—	—	61,043,893
Total Investments	$61,043,893	$606,216,098	$—	$667,259,991

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

13

ROUNDHILL S&P 500 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 90.7%
Call Options - 90.7%
S&P 500 Index (a)(b)
Expiration: 03/21/2025; Exercise Price: $420.69	$37,054,269	63	$34,394,637
Expiration: 06/20/2025; Exercise Price: $520.00	84,695,472	144	77,098,262
Expiration: 09/19/2025; Exercise Price: $540.50	122,926,067	209	111,389,482
Expiration: 12/19/2025; Exercise Price: $607.91	54,699,159	93	48,868,059
TOTAL PURCHASED OPTIONS (Cost $261,980,901)			271,750,440
		Shares
SHORT-TERM INVESTMENTS - 9.0%
Money Market Funds - 9.0%
First American Government Obligations Fund - Class X, 4.56%(c)		26,845,539	26,845,539
TOTAL SHORT-TERM INVESTMENTS (Cost $26,845,539)			26,845,539
TOTAL INVESTMENTS - 99.7% (Cost $288,826,440)			$298,595,979
Other Assets in Excess of Liabilities - 0.3%			1,024,687
TOTAL NET ASSETS - 100.0%			$299,620,666

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

14

ROUNDHILL S&P 500 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$271,750,440	$—	$271,750,440
Money Market Funds	26,845,539	—	—	26,845,539
Total Investments	$26,845,539	$271,750,440	$—	$298,595,979

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

15

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.8%
Call Options - 99.8%(a)(b)
SPDR Portfolio S&P 500 ETF
Expiration: 11/21/2025; Exercise Price: $0.01	$289,548	42	$287,688
Expiration: 12/03/2025; Exercise Price: $0.01	82,728	12	82,265
SPDR S&P 500 ETF Trust
Expiration: 11/21/2025; Exercise Price: $0.01	4,278,384	73	4,255,024
Expiration: 12/03/2025; Exercise Price: $0.01	2,227,104	38	2,218,960
TOTAL PURCHASED OPTIONS (Cost $6,919,045)			6,843,937
		Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.56%(c)		6,544	6,544
TOTAL SHORT-TERM INVESTMENTS (Cost $6,544)			6,544
TOTAL INVESTMENTS - 99.9% (Cost $6,925,589)			$6,850,481
Other Assets in Excess of Liabilities - 0.1%			9,939
TOTAL NET ASSETS - 100.0%			$6,860,420

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$6,843,937	$—	$6,843,937
Money Market Funds	6,544	—	—	6,544
Total Investments	$6,544	$6,843,937	$—	$6,850,481

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL SMALL CAP 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 89.3%
Call Options - 89.3%
Russell 2000 Index(a)(b)
Expiration: 09/19/2025; Exercise Price: $210.50	$120,651,547	541	$108,882,969
Expiration: 12/19/2025; Exercise Price: $241.92	50,624,587	227	44,928,787
TOTAL PURCHASED OPTIONS (Cost $158,034,272)			153,811,756
		Shares
SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
First American Government Obligations Fund - Class X, 4.56%(c)		11,248,694	11,248,694
TOTAL SHORT-TERM INVESTMENTS (Cost $11,248,694)			11,248,694
TOTAL INVESTMENTS - 95.8% (Cost $169,282,966)			$165,060,450
Other Assets in Excess of Liabilities - 4.2%			7,267,398
TOTAL NET ASSETS - 100.0%			$172,327,848

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

18

ROUNDHILL SMALL CAP 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$153,811,756	$—	$153,811,756
Money Market Funds	11,248,694	—	—	11,248,694
Total Investments	$11,248,694	$153,811,756	$—	$165,060,450

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

19

Roundhill ETF Trust
Statements of Assets and Liabilities
December 31, 2024

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)	Roundhill China Dragons ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
ASSETS:
Investments, at value	$80,999,245	$73,542,584	$50,558,432	$12,180,943	$39,806,078
Deposit at broker for option contracts	7,041,722	—	—	981,610	—
Receivable for fund shares sold	3,452,792	—	—	—	—
Receivable for investments sold	382,284	6,604,769	—	—	—
Interest receivable	22,226	5,146	8,378	2,399	537
Unrealized appreciation on swap contracts*	—	798,642	7,797,452	—	—
Dividend tax reclaims receivable	—	—	—	—	4,806
Total assets	91,898,269	80,951,141	58,364,262	13,164,952	39,811,421
LIABILITIES:
Written option contracts, at value	9,320,073	—	—	1,613,162	—
Payable for investments purchased	68,376	18,465,185	—	—	—
Payable to adviser	56,088	28,029	37,496	7,460	21,167
Payable to custodian	—	2,696	—	—	—
Unrealized depreciation on swap contracts*	—	9,240,278	38,450	—	—
Payable for swap contracts*	—	235,971	210,636	—
Payable for capital shares redeemed	—	4,049,033	921,236	—	—
Due to broker	90,101	—	—	—	—
Payable for expenses and other liabilities	—	—	—	359	—
Total liabilities	9,534,638	32,021,192	1,207,818	1,620,981	21,167
NET ASSETS	$82,363,631	$48,929,949	$57,156,444	$11,543,971	$39,790,254
NET ASSETS CONSISTS OF:
Paid-in capital	$85,637,669	$60,462,363	$52,655,459	$11,812,978	$46,837,385
Total distributable earnings/ (accumulated losses)	(3,274,038)	(11,532,414)	4,500,985	(269,007)	(7,047,131)
Total net assets	$82,363,631	$48,929,949	$57,156,444	$11,543,971	$39,790,254
Net assets	$82,363,631	$48,929,949	$57,156,444	$11,543,971	$39,790,254
Shares issued and outstanding	1,670,000	2,300,000	1,260,000	230,000	1,630,000
Net asset value per share	$49.32	$21.27	$45.36	$50.19	$24.41
COST:
Investments, at cost	$85,630,194	$76,010,412	$50,558,432	$11,776,240	$45,559,979
PROCEEDS:
Written options premium received	$7,424,006	$—	$—	$993,142	$—

*	Affiliated swap held in the Roundhill Daily 2X Long Magnificent Seven ETF (Note 2).
The accompanying notes are an integral part of these financial statements.

20

Roundhill ETF Trust
Statements of Assets and Liabilities
December 31, 2024(Continued)

	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF	Roundhill Small Cap 0DTE Covered Call Strategy ETF
ASSETS:
Investments, at value	$667,259,991	$298,595,979	$6,850,481	$165,060,450
Receivable for fund shares sold	7,977,720	9,002,214	—	—
Receivable for investments sold	1,973,469	797,198	41,067	478,803
Interest receivable	194,960	91,439	42	57,814
Deposit at broker for option contracts	—	808,649	—	6,859,558
Prepaid expenses and other assets	—	—	937	—
Total assets	677,406,140	309,295,479	6,892,527	172,456,625
LIABILITIES:
Payable for investments purchased	11,193,760	9,458,407	—	—
Payable to adviser	493,059	216,406	2,090	128,777
Due to broker	—	—	30,017	—
Total liabilities	11,686,819	9,674,813	32,107	128,777
NET ASSETS	$665,719,321	$299,620,666	$6,860,420	$172,327,848
NET ASSETS CONSISTS OF:
Paid-in capital	$665,719,321	$299,620,666	$6,936,582	$174,036,115
Total accumulated losses	—	—	(76,162)	(1,708,267)
Total net assets	$665,719,321	$299,620,666	$6,860,420	$172,327,848
Net assets	$665,719,321	$299,620,666	$6,860,420	$172,327,848
Shares issued and outstanding	16,640,000	5,975,000	120,000	4,170,000
Net asset value per share	$40.01	$50.15	$57.17	$41.33
COST:
Investments, at cost	$627,337,999	$288,826,440	$6,925,589	$169,282,966

The accompanying notes are an integral part of these financial statements.

21

Roundhill ETF Trust
Statements of Operations
For the Period Ended December 31, 2024

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)(a)	Roundhill China Dragons ETF(b)	Roundhill Daily 2X Long Magnificent Seven ETF(c)	Roundhill Ether Covered Call Strategy ETF(d)	Roundhill GLP-1 & Weight Loss ETF(e)
INVESTMENT INCOME:
Dividend income	$62	$7,854	$9	$2	$226,938
Less: Dividend withholding taxes	—	—	—	—	(9,200)
Less: Issuance fees	—	(744)	—	—	(2,488)
Interest income	1,536,907	607,782	649,827	69,634	4,032
Total investment income	1,536,969	614,892	649,836	69,636	219,282
EXPENSES:
Investment advisory fee	310,700	92,350	138,538	15,785	142,005
Interest expense	347	—	—	146	—
Total expenses	311,047	92,350	138,538	15,931	142,005
Net investment income	1,225,922	522,542	511,298	53,705	77,277
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,449,540	(3,269,102)	204	511,171	2,713,152
Written option contracts	15,168,418	—	—	577,326	—
Swap contracts*	—	(235,950)	(3,262,114)	—	—
Foreign currency translation	—	—	—	—	(16,201)
Net realized gain (loss)	18,617,958	(3,505,052)	(3,261,910)	1,088,497	2,696,951
Net change in unrealized appreciation (depreciation) on:
Investments	(4,630,948)	(2,467,828)	—	404,703	(5,753,901)
Written option contracts	(1,896,066)	—	—	(620,019)	—
Swap contracts*	—	(8,441,636)	7,759,002	—	—
Foreign currency translation	—	—	—	—	(43)
Net change in unrealized appreciation (depreciation)	(6,527,014)	(10,909,464)	7,759,002	(215,316)	(5,753,944)
Net realized and unrealized gain (loss)	12,090,944	(14,414,516)	4,497,092	873,181	(3,056,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,316,866	$(13,891,974)	$5,008,390	$926,886	$(2,979,716)

(a)	Inception date of the Fund was January 17, 2024.
(b)	Inception date of the Fund was October 2, 2024.
(c)	Inception date of the Fund was February 28, 2024.
(d)	Inception date of the Fund was September 3, 2024.
(e)	Inception date of the Fund was May 20, 2024.
*	Affiliated swap held in the Roundhill Daily 2X Long Magnificent Seven ETF (Note 2).
The accompanying notes are an integral part of these financial statements.

22

Roundhill ETF Trust
Statements of Operations
For the Period Ended December 31, 2024(Continued)

	Roundhill Innovation-100 0DTE Covered Call Strategy ETF(a)	Roundhill S&P 500 0DTE Covered Call Strategy ETF(a)	Roundhill S&P 500 Target 20 Managed Distribution ETF(b)	Roundhill Small Cap 0DTE Covered Call Strategy ETF(c)
INVESTMENT INCOME:
Dividend income	$212	$104	$—	$74
Interest income	859,744	317,909	884	118,632
Total investment income	859,956	318,013	884	118,706
EXPENSES:
Investment advisory fee	1,870,525	706,557	2,979	249,633
Interest expense	21,969	8,698	—	4,180
Total expenses	1,892,494	715,255	2,979	253,813
Net investment loss	(1,032,538)	(397,242)	(2,095)	(135,107)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	539,504	(31,062)	(1,006)	(549,381)
Written option contracts	3,185,838	1,047,377	—	3,374,096
Other investments	—	—	(48)	—
Net realized gain (loss)	3,725,342	1,016,315	(1,054)	2,824,715
Net change in unrealized appreciation (depreciation) on:
Investments	39,921,992	9,769,539	(75,108)	(4,222,516)
Net change in unrealized appreciation (depreciation)	39,921,992	9,769,539	(75,108)	(4,222,516)
Net realized and unrealized gain (loss)	43,647,334	10,785,854	(76,162)	(1,397,801)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,614,796	$10,388,612	$(78,257)	$(1,532,908)

(a)	Inception date of the Fund was March 6, 2024.
(b)	Inception date of the Fund was October 30, 2024.
(c)	Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

23

Roundhill ETF Trust
Statements of Changes in Net Assets

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)	Roundhill China Dragons ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(c)	Period Ended December 31, 2024(d)
OPERATIONS:
Net investment income	$1,225,922	$522,542	$511,298	$53,705
Net realized gain (loss)	18,617,958	(3,505,052)	(3,261,910)	1,088,497
Net change in unrealized appreciation (depreciation)	(6,527,014)	(10,909,464)	7,759,002	(215,316)
Net increase (decrease) in net assets from operations	13,316,866	(13,891,974)	5,008,390	926,886
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(15,307,183)	(515,783)	(507,405)	(1,195,893)
Return of capital	—	—	—	(60,223)
Total distributions to shareholders	(15,307,183)	(515,783)	(507,405)	(1,256,116)
CAPITAL TRANSACTIONS:
Creations	88,083,395	95,668,909	67,142,650	11,873,201
Redemptions	(3,817,856)	(32,331,203)	(14,576,807)	—
ETF transaction fees (See Note 4)	88,409	—	89,616	—
Net increase in net assets from capital transactions	84,353,948	63,337,706	52,655,459	11,873,201
Net increase in net assets	82,363,631	48,929,949	57,156,444	11,543,971
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$82,363,631	$48,929,949	$57,156,444	$11,543,971
SHARES TRANSACTIONS
Creations	1,750,000	3,760,000	1,630,000	230,000
Redemptions	(80,000)	(1,460,000)	(370,000)	—
Total increase in shares outstanding	1,670,000	2,300,000	1,260,000	230,000

(a)	Inception date of the Fund was January 17, 2024.
(b)	Inception date of the Fund was October 2, 2024.
(c)	Inception date of the Fund was February 28, 2024.
(d)	Inception date of the Fund was September 3, 2024.
The accompanying notes are an integral part of these financial statements.

24

Roundhill ETF Trust
Statements of Changes in Net Assets(Continued)

	Roundhill GLP-1 & Weight Loss ETF	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$77,277	$(1,032,538)	$(397,242)	$(2,095)
Net realized gain (loss)	2,696,951	3,725,342	1,016,315	(1,054)
Net change in unrealized appreciation (depreciation)	(5,753,944)	39,921,992	9,769,539	(75,108)
Net increase (decrease) in net assets from operations	(2,979,716)	42,614,796	10,388,612	(78,257)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(74,193)	(42,614,796)	(10,388,612)	—
Return of capital	(12,311)	(40,105,924)	(10,916,473)	(97,233)
Total distributions to shareholders	(86,504)	(82,720,720)	(21,305,085)	(97,233)
CAPITAL TRANSACTIONS:
Creations	59,052,320	730,021,418	311,562,315	7,035,910
Redemptions	(16,205,478)	(24,196,173)	(1,025,176)	—
ETF transaction fees (See Note 4)	9,632	—	—	—
Net increase in net assets from capital transactions	42,856,474	705,825,245	310,537,139	7,035,910
Net increase in net assets	39,790,254	665,719,321	299,620,666	6,860,420
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$39,790,254	$665,719,321	$299,620,666	$6,860,420
SHARES TRANSACTIONS
Creations	2,220,000	17,200,000	5,995,000	120,000
Redemptions	(590,000)	(560,000)	(20,000)	—
Total increase in shares outstanding	1,630,000	16,640,000	5,975,000	120,000

(a)	Inception date of the Fund was May 20, 2024.
(b)	Inception date of the Fund was March 6, 2024.
(c)	Inception date of the Fund was October 30, 2024.
The accompanying notes are an integral part of these financial statements.

25

Roundhill ETF Trust
Statements of Changes in Net Assets(Continued)

Roundhill Small Cap 0DTE Covered Call Strategy ETF
Period Ended December 31, 2024(a)
OPERATIONS:
Net investment loss	$(135,107)
Net realized gain	2,824,715
Net change in unrealized depreciation	(4,222,516)
Net decrease in net assets from operations	(1,532,908)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(186,280)
Return of capital	(9,356,740)
Total distributions to shareholders	(9,543,020)
CAPITAL TRANSACTIONS:
Creations	188,753,523
Redemptions	(5,349,747)
Net increase in net assets from capital transactions	183,403,776
Net increase in net assets	172,327,848
NET ASSETS:
Beginning of the period	—
End of the period	$172,327,848
SHARES TRANSACTIONS
Creations	4,300,000
Redemptions	(130,000)
Total increase in shares outstanding	4,170,000

(a)	Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

26

Financial Highlights
Per share operating performance (for a share outstanding throughout each period)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Interest Expense to Average Net Assets(d)	Ratio of Tax Expense to Average Net Assets(d)	Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)
Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)
12/31/2024(f)	$50.17	1.71	19.47	21.18	(22.15)	—	—	(22.15)	$0.12	$49.32	52.74%	$82,364	0.95%	0.00%(g)	—%	0.95%	3.74%	—%
Roundhill China Dragons ETF
12/31/2024(h)	$25.30	0.18	(3.99)	(3.81)	(0.22)	—	—	(0.22)	$—	$21.27	−15.07%	$48,930	0.59%	—%	—%	0.59%	3.30%	13%
Roundhill Daily 2X Long Magnificent Seven ETF
12/31/2024(i)	$24.99	1.10	19.48	20.58	(0.39)	(0.01)	—	(0.40)	$0.19	$45.36	83.03%	$57,156	0.95%	—%	—%	0.95%	3.51%	—%
Roundhill Ether Covered Call Strategy ETF
12/31/2024(j)	$49.49	0.54	10.55	11.09	(9.89)	—	(0.50)	(10.39)	$—	$50.19	23.92%	$11,544	0.96%	0.01%	—%	0.95%	3.23%	—%
Roundhill GLP-1 & Weight Loss ETF
12/31/2024(k)	$25.25	0.05	(0.85)	(0.80)	(0.04)	—	(0.01)	(0.05)	$0.01	$24.41	−3.11%	$39,790	0.59%	—%	0.00%(g)	0.59%	0.32%	37%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
12/31/2024(l)	$45.72	(0.18)	7.31	7.13	(6.61)	—	(6.23)	(12.84)	$—	$40.01	17.93%	$665,719	0.96%	0.01%	—%	0.95%	(0.52)%	12%
Roundhill S&P 500 0DTE Covered Call Strategy ETF
12/31/2024(l)	$51.81	(0.23)	8.78	8.55	(4.98)	—	(5.23)	(10.21)	$—	$50.15	17.83%	$299,621	0.96%	0.01%	—%	0.95%	(0.53)%	2%
Roundhill S&P 500 Target 20 Managed Distribution ETF
12/31/2024(m)	$58.34	(0.03)	0.80	0.77	—	—	(1.94)	(1.94)	$—	$57.17	1.26%	$6,860	0.49%	—%	—%	0.49%	(0.34)%	—%
Roundhill Small Cap 0DTE Covered Call Strategy ETF
12/31/2024(n)	$41.96	(0.07)	3.86	3.79	(0.09)	—	(4.33)	(4.42)	$—	$41.33	8.94%	$172,328	0.97%	0.02%	—%	0.95%	(0.51)%	—%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was January 17, 2024.
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was October 2, 2024.
(i)	Inception date of the Fund was February 28, 2024.
(j)	Inception date of the Fund was September 3, 2024.
(k)	Inception date of the Fund was May 20, 2024.
(l)	Inception date of the Fund was March 6, 2024.
(m)	Inception date of the Fund was October 30, 2024.
(n)	Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

27

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Roundhill Bitcoin Covered Call Strategy ETF (“YBTC”), Roundhill China Dragons ETF (“DRAG”), Roundhill Daily 2X Long Magnificent Seven ETF (“MAGX”), Roundhill Ether Covered Call Strategy ETF (“YETH”), Roundhill GLP-1 & Weight Loss ETF (“OZEM”), Roundhill Innovation-100 0DTE Covered Call Strategy ETF (“QDTE”), Roundhill S&P 500 0DTE Covered Call Strategy ETF (“XDTE”), Roundhill S&P 500 Target 20 Managed Distribution ETF (“XPAY”), and Roundhill Small Cap 0DTE Covered Call Strategy ETF (“RDTE”), (each a “Fund” and collectively, the “Funds”) are non-diversified series of Roundhill ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on May 2, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.
YBTC is an actively-managed exchange-traded fund (“ETF”). YBTC’s investment objective is to provide current income with a secondary objective to provide exposure to the price return of one or more ETFs that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.
DRAG is an actively-managed ETF. DRAG’s investment objective is to provide capital appreciation and seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies.
MAGX is an actively-managed ETF. MAGX’s investment objective is growth of capital. MAGX seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Magnificent Seven ETF.
YETH is an actively-managed ETF. YETH’s primary investment objective is to provide current income with a secondary investment objective to provide exposure to the price return of one or more ETFs that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.
OZEM is an actively-managed ETF. OZEM’s investment objective is to provide capital appreciation by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss.
QDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index.
XDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index.
XPAY is an actively-managed ETF. XPAY’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of twenty percent (20%) with a secondary investment objective to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
RDTE is an actively-managed ETF. RDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index.

28

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary – YBTC will invest in Bitcoin ETF Options generally through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund will generally not directly hold Bitcoin ETF Options. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Roundhill and Exchange Traded Concepts LLC, as the investment adviser and investment sub-adviser to the Subsidiary, respectively, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. At period ended December 31, 2024, the Subsidiary’s net assets were ($428,337), or (0.53%) of the Fund. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of the each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

29

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments, Schedule of Written Options and Schedule of Total Return Swap Contracts for a summary of the valuations as of December 31, 2024 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

30

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. YBTC, QDTE, XDTE and RDTE generally pay out dividends from net investment income, if any, at least weekly, and distributes its net capital gains, if any, to shareholders at least annually. YETH and XPAY generally pay out dividends from net investment income, if any, at least monthly, and distributes its net capital gains, if any, to shareholders at least annually. DRAG, MAGX and OZEM generally pay out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2024, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal period. At December 31, 2024, the Funds’ fiscal period end, the tax periods since commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – DRAG and MAGX may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.
MAGX has entered into total return swaps by investing in another ETF advised by the Adviser (“Affiliated Fund”). This investment technique provides the Fund with synthetic long investment exposure to the performance of the Affiliated Fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the Affiliated Fund with borrowed money. Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2024.
DRAG

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$798,642	$ —	$798,642	$—	$ —	$798,642
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(9,240,278)	$—	$(9,240,278)	$9,240,278	$—	$ —

32

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
MAGX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts*	$7,797,452	$—	$7,797,452	$—	$ —	$7,797,452
Liabilities	Goldman Sachs	Total Return Swap Contracts*	$(38,450)	$ —	$(38,450)	$38,450	$—	$—

The average monthly notional amount of the swap contracts during the fiscal period ended December 31, 2024 was as follows:

Average Monthly Notional Amount of Swap Contracts*
DRAG	$50,522,109
MAGX	$33,968,191

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
DRAG	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$798,642	$9,240,278
MAGX	Equity Risk Swap Contracts*	Unrealized appreciation/depreciation on swap contracts	7,797,452	38,450

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the fiscal period ended December 31, 2024:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
DRAG	Equity Risk Swap Contracts	Swap Contracts	$(235,950)	$(8,441,636)
MAGX	Equity Risk Swap Contracts*	Swap Contracts	(3,262,114)	7,759,002

*	Affiliated swap held in MAGX.
Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds,

33

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of December 31, 2024, the Funds’ derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the fiscal period ended December 31, 2024, were as follows:

	YBTC	YETH	QDTE	XDTE	XPAY	RDTE
Purchased Options	$1,574,546	$518,616	$251,848,296	$97,621,338	$3,649,084	$92,729,580
Written Options	(4,606,513)	(884,297)	(1,327)	(941)	—	(807)

The following is a summary of the effect of options on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
YBTC	Purchased Options	$1,585,572	$—
	Written Options	—	9,320,073
YETH	Purchased Options	670,879	—
	Written Options	—	1,613,162
QDTE	Purchased Options	606,216,098	—
	Written Options	—	—
XDTE	Purchased Options	271,750,440	—
	Written Options	—	—
XPAY	Purchased Options	6,843,937	—
	Written Options	—	—
RDTE	Purchased Options	153,811,756	—
	Written Options	—	—

The following is a summary of the effect of options on the Funds’ Statements of Operations as of December 31, 2024:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
YBTC	Equity Risk Contracts	$6,681,677	$15,168,418	$(4,630,949)	$(1,896,066)
YETH	Equity Risk Contracts	523,804	577,326	404,703	(620,019)
QDTE	Equity Risk Contracts	539,504	3,185,838	39,921,992	—
XDTE	Equity Risk Contracts	(31,062)	1,047,377	9,769,539	—
XPAY	Equity Risk Contracts	(1,006)	—	(75,108)	—
RDTE	Equity Risk Contracts	(549,381)	3,374,096	(4,222,516)	—

34

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily on each Fund’s average daily net assets and paid monthly, at the following rates:

YBTC	0.95%
DRAG	0.59%
MAGX	0.95%
YETH	0.95%
OZEM	0.59%
QDTE	0.95%
XDTE	0.95%
XPAY	0.49%
RDTE	0.95%

The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Subadvisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:
OZEM and XPAY

Minimum Annual Fee	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

35

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
DRAG

Minimum Annual Fee	Asset-Based Fee
$20,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

YBTC, MAGX, and YETH

Minimum Annual Fee	Asset-Based Fee
$30,000 for the first fund; $20,000 for remaining funds	7 bps (0.07%) on the first $250 million 6 bps (0.06%) on the next $250 million 5 bps (0.05%) on the next $500 million 4 bps (0.04%) on the balance over $1 billion

QDTE, XDTE and RDTE

Minimum Annual Fee	Asset-Based Fee
$45,000 for the first fund; $30,000 for remaining funds	8 bps (0.08%) on the first $250 million 7 bps (0.07%) on the next $250 million 6 bps (0.06%) on the next $500 million 5 bps (0.05%) on the balance over $1 billion

Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At December 31, 2024, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of XPAY are listed and traded on the NYSE Arca, Inc. Shares of DRAG, YBTC, XDTE, QDTE, RDTE and YETH are listed and traded on the Cboe BZX Exchange, Inc. Shares of MAGX and OZEM are listed and traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of

36

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

37

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC	$15,307,183	$—	$—
DRAG	515,783	—	—
MAGX	507,405	—	—
YETH	1,195,893	—	60,223
OZEM	74,193	—	12,311
QDTE	16,426,404	26,188,392	40,105,924
XDTE	3,917,122	6,471,490	10,916,473
XPAY	—	—	97,233
RDTE	—	186,280	9,356,740

(1)	Ordinary income includes short-term capital gains.
At December 31, 2024, the Funds’ fiscal period end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	YBTC	DRAG	MAGX	YETH	OZEM
Federal Tax Cost of Investments	$78,206,188	$76,211,793	$50,558,432	$10,836,789	$46,248,646
Gross Tax Unrealized Appreciation	$—	$414,720	$—	$494,852	$1,648,078
Gross Tax Unrealized Depreciation	(6,527,016)	(3,083,929)	—	(763,859)	$(8,090,646)
Net Tax Unrealized Depreciation	(6,527,016)	(2,669,209)	—	(269,007)	$(6,442,568)
Undistributed Ordinary Income	3,252,976	6,759	439,794	—	—
Other Accumulated Gain (Loss)	2	(8,869,964)	4,061,191	—	(604,563)
Total Distributable Earnings/ (Accumulated Losses)	$(3,274,038)	$(11,532,414)	$4,500,985	(269,007)	$(7,047,131)

	QDTE	XDTE	XPAY	RDTE
Federal Tax Cost of Investments	$667,259,991	$298,595,979	$6,925,589	$165,060,450
Gross Tax Unrealized Appreciation	$—	$—	$24,604	$—
Gross Tax Unrealized Depreciation	—	—	(99,712)	—
Net Tax Unrealized Depreciation	—	—	(75,108)	—
Undistributed Ordinary Income	—	—	—	—
Other Accumulated Loss	—	—	(1,054)	(1,708,267)
Total Distributable Accumulated Losses	$—	$—	$(76,162)	$(1,708,267)

38

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
YBTC	$—	$—
DRAG	—	—
MAGX	—	—
YETH	—	—
OZEM	3,285	—
QDTE	—	—
XDTE	—	—
XPAY	—	—
RDTE	—	1,708,267

The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
YBTC	$ —	$—
DRAG	—	428,328
MAGX	—	—
YETH	—	—
OZEM	—	601,235
QDTE	—	—
XDTE	—	—
XPAY	—	1,054
RDTE	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and the write-off of net operating losses. For the fiscal year ended December 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
YBTC	$(1,283,721)	$1,283,721
DRAG	2,875,343	(2,875,343)
MAGX	—	—
YETH	—	—
OZEM	(3,993,222)	3,993,222
QDTE	—	—
XDTE	—	—
XPAY	2,095	(2,095)
RDTE	10,921	(10,921)

39

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
6. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
YBTC	$—	$—
DRAG	1,826,925	(4,702,268)
MAGX	—	—
YETH	—	—
OZEM	4,277,589	(108,751)
QDTE	—	—
XDTE	—	—
XPAY	—	—
RDTE	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended December 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
YBTC	$33,494,940	$30,828,343	$—	$—
DRAG	57,772,366	2,695,552	—	32,240,135
MAGX	—	—	—	—
YETH	—	—	—	—
OZEM	18,515,065	14,344,389	53,447,055	14,795,473
QDTE	70,405,481	3,301,548	—	—
XDTE	50,182,279	239,797	—	—
XPAY	2,290,117	—	—	—
RDTE	56,124,012	—	—	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no

40

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
December 31, 2024(Continued)
material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Effective February 3, 2025, MAGX transferred its primary listing to the Cboe BZX Exchange, Inc. from the NASDAQ Stock Market, LLC.
Other than disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

41

ROUNDHILL ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Roundhill ETFs and
Board of Trustees of Roundhill ETF Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated (where noted) statements of assets and liabilities, including the consolidated (where noted) schedules of investments, written options and total return swap contracts (as applicable), of Roundhill Bitcoin Covered Call Strategy ETF, Roundhill China Dragons ETF, Roundhill Daily 2X Long Magnificent Seven ETF, Roundhill Ether Covered Call Strategy ETF, Roundhill GLP-1 & Weight Loss ETF, Roundhill Innovation-100 0DTE Covered Call Strategy ETF, Roundhill S&P 500 0DTE Covered Call Strategy ETF, Roundhill S&P 500 Target 20 Managed Distribution ETF and Roundhill Small Cap 0DTE Covered Call Strategy ETF (the “Funds”), each a series of Roundhill ETF Trust, as of December 31, 2024, the related consolidated (where noted) statements of operations, the consolidated (where noted) statements of changes in net assets, and the consolidated (where noted) financial highlights for the periods from commencement of operations (commencement dates indicated below) through December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights from commencement of operations through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Commencement of operations
Roundhill Bitcoin Covered Call Strategy ETF	January 17, 2024
Roundhill China Dragons ETF	October 2, 2024
Roundhill Daily 2X Long Magnificent Seven ETF	February 28, 2024
Roundhill Ether Covered Call Strategy ETF	September 3, 2024
Roundhill GLP-1 & Weight Loss ETF	May 20, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	March 6, 2024
Roundhill S&P 500 0DTE Covered Call Strategy ETF	March 6, 2024
Roundhill S&P 500 Target 20 Managed Distribution ETF	October 30, 2024
Roundhill Small Cap 0DTE Covered Call Strategy ETF	September 9, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditors for one or more funds advised by Roundhill Financial Inc. since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

42

Roundhill ETF Trust
Additional Information
December 31, 2024 (Unaudited)
TAX INFORMATION (Unaudited)
For the fiscal period ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Dragons ETF	1.23%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	100.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Small Cap 0DTE Covered Call Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2024 was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Dragons ETF	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	98.35%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Small Cap 0DTE Covered Call Strategy ETF	0.00%

For the fiscal period ended December 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill Bitcoin Covered Call Strategy ETF	91.99%
Roundhill China Dragons ETF	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF	2.39%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	0.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	100.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	100.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Small Cap 0DTE Covered Call Strategy ETF	0.00%

For the fiscal year ended December 31, 2024, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill GLP-1 & Weight Loss ETF	$144,369	$9,015

43

Roundhill ETF Trust
Additional Information
December 31, 2024 (Unaudited)(Continued)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES.
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES.
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES.
See Financial Statements.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
See below.

44

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)
Roundhill Daily 2X Long Magnificent Seven ETF
Roundhill Daily Inverse Magnificent Seven ETF
Roundhill Daily 2X Inverse Magnificent Seven ETF
At a regularly scheduled meeting held on February 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Daily 2X Long Magnificent Seven ETF, Roundhill Daily Inverse Magnificent Seven ETF and Roundhill Daily 2X Inverse Magnificent Seven ETF (each, a “Fund” and collectively, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the Funds by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the Funds, each Fund’s proposed fees, and the operational aspects of the Funds. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel and to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the overall advisory fee for each Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.

45

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for each Fund, determining the assets to be purchased, retained or sold by each Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to each Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about each Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Adviser.
Performance. Because the Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each Fund’s proposed unitary fee and the differences in each Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to each Fund, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee with respect to each Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses

46

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account the Adviser’s anticipated profitability analysis with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined took into account that the Funds had not yet commenced operations and consequently, the future size of a Fund and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with the Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Funds’ investment sub-adviser, including: responsibility for the management of the securities and other assets of each Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting; and proxy voting with respect to securities held by each Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each of the Funds by the Sub-Adviser.

47

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
Performance. Because the Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each Fund and its shareholders.

48

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)
Roundhill Bitcoin Covered Call Strategy ETF
At a regularly scheduled meeting held on February 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Roundhill Bitcoin Covered Call Strategy ETF Cayman Ltd. (the “Cayman Subsidiary”), on behalf of the Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Cayman Subsidiary.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Cayman Subsidiary’s proposed investments, the services proposed to be provided to the Cayman Subsidiary by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance program. The representatives from the Adviser discussed the rationale for establishing the Cayman Subsidiary and the operational aspects of the Cayman Subsidiary. They indicated that there would be no management fee charged with respect to the Cayman Subsidiary. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel and to the Independent Trustees regarding the responsibilities of the Trustees in considering approval of the investment advisory agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. In considering the Agreements, the Board took into account the information and the factors and conclusions that it had considered in connection with approval of the Fund’s management and sub-advisory agreements at the December 11, 2023 meeting. The Board also took into account the information provided and factors considered, as applicable, in connection with the approval of the management and sub-advisory agreements with respect to other series of the Trust at this Meeting. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Cayman Subsidiary; (ii) the Cayman Subsidiary’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits, if any, to be realized by the Adviser and Sub-Adviser and their respective affiliates from the relationship with the Cayman Subsidiary; (iv) comparative fee and expense data for the Cayman Subsidiary and other investment companies with similar investment objectives, if any; (v) the extent to which any economies of scale would be realized in connection with the operation of the Cayman Subsidiary ; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Cayman Subsidiary, determining the assets to be purchased, retained or sold

49

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
by the Cayman Subsidiary , the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust and the Cayman Subsidiary. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Cayman Subsidiary, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Cayman Subsidiary, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Adviser.
Performance. Because the Cayman Subsidiary had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Cayman Subsidiary’s investments. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Cayman Subsidiary under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with the Fund, pursuant to which the Adviser receives a management fee from the Fund and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees. The Board further considered that the Cayman Subsidiary will not be assessed a management fee and will be included in the same fee arrangement as the Fund. The Board noted that the Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the Fund advisory and sub-advisory fees, and the estimated profitability, if any, projected by the Adviser. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own revenue and resources. The Board also noted that the Adviser does not expect to receive separate compensation for managing the Cayman Subsidiary, or any direct or indirect benefits from its relationship with the Cayman Subsidiary.
Economies of Scale. The Board expressed noted that the Adviser might realize economies of scale in managing the overall Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any

50

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiary and that the Adviser would bear the expenses of the Caymen Subsidiary.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Cayman Subsidiary. The Board noted that the Adviser does not expect to receive any direct or indirect benefits from its relationship with the Cayman Subsidiary.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement were fair and reasonable to the Cayman Subsidiary The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the Cayman Subsidiary and the Fund.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Cayman Subsidiary under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Cayman Subsidiary. The Board noted the responsibilities that the Sub-Adviser would have as the Cayman Subsidiary’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Cayman Subsidiary, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Cayman Subsidiary.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Sub-Adviser.
Performance. Because the Cayman Subsidiary had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the Cayman Subsidiary’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the Cayman Subsidiary under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding the Cayman Subsidiary’s proposed sub-advisory fees and took into account that the Sub-Adviser would be paid the fees specified in the Sub-Advisory

51

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
Agreement for the Fund and would receive no additional compensation with respect to the Cayman Subsidiary. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability of the Adviser and Sub-Adviser. The Board considered that any fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser from the Fund and the services to be provided with respect to the Cayman Subsidiary by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Cayman Subsidiary, if any, noting that the Sub-Adviser would not receive an additional fee with respect to the Cayman Subsidiary. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee from the Fund, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board noted that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Cayman Subsidiary as assets grow in size. The Board determined that it would monitor fees as the Cayman Subsidiary’s assets grow to determine whether economies of scale were being effectively shared with the Cayman Subsidiary and the Fund.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Cayman Subsidiary. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the Cayman Subsidiary. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Cayman Subsidiary, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the Cayman Subsidiary are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including any compensation payable thereunder, were fair and reasonable to the Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Cayman Subsidiary and the Fund.

52

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)
Roundhill GLP-1 & Weight Loss ETF
At a regularly scheduled meeting held on May 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Roundhill GLP-1 & Weight Loss ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Fund.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to the Fund by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s proposed strategy, the services proposed to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Fund, determining the assets to be purchased, retained or sold by each Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of

53

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.
Performance. Because the Fund had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the Fund’s proposed unitary fee and the differences in the Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the Fund, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined took into account that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

54

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the Fund. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees being paid by the Fund to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with the Fund are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.
Performance. Because the Fund had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser

55

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding the Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to the Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Fund. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the Fund. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the Fund are reasonable and appropriate.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

56

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)
Roundhill China Dragons ETF
Roundhill Ether Covered Call Strategy ETF
Roundhill U.S. Equity No Dividend ETF
Roundhill Small Cap 0DTE Covered Call Strategy ETF
At a regularly scheduled meeting held on August 29, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Roundhill China Dragons ETF, Roundhill U.S. Equity No Dividend ETF, Roundhill Ether Covered Call Strategy ETF, and Roundhill Small Cap 0DTE Covered Call Strategy ETF (each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of the New Funds; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not

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Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered renewal of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for each New Fund, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategy. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that each New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Funds was a “unitary fee,” meaning the New Funds would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments,

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Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board notedthe view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees being paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the New Funds. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the New Funds, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the New Funds.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.

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Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements (Unaudited)(Continued)
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Funds by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the New Funds and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Fund. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the Fund. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the Fund are reasonable and appropriate.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Funds and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the New Funds and its shareholders.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Roundhill ETF Trust

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President

Date	3/10/2025

By (Signature and Title)*	/s/ Timothy Maloney
Timothy Maloney, Treasurer

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature